Fair Value & Financial Instruments - Financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 5,662,821	$ 4,003,525
Liabilities	(4,935,135)	(3,538,969)
Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total	(3,462,604)	(2,530,722)
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23,743	5,990
Trade receivables, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	334,382	234,421
Other non-current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,904	6,270
Other non-current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(18,602)	(5,384)
Other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(371,019)	(298,098)
Derivative financial instruments at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(633,147)	(710,347)
Leases
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(83,707)	(44,600)
Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (2,728,158)	$ (1,718,974)